UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2


Read instructions at end of Form before preparing Form.
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1.           Name and address of issuer:

             Williamsburg Investment Trust
             312 Walnut Street, 21st Floor
             Cincinnati, Ohio 45202

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2.           The name of each series or class of securities for which
             this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]


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3.           Investment Company Act File Number:  811-5685

             Securities Act File Number:  33-25301

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4(a).        Last day of fiscal year for which this Form is filed:

             March 31, 1998
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4(b).        [X]    Check box if this is being filed late (i.e., more than
                    90 calendar days after the end of the issuer's fiscal
                    year).  (See Instruction A.2)

NOTE:        IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON
             THE REGISTRATION FEE DUE.
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4(c).        [ ]    Check box if this is the last time the issuer will be
                    filing this Form.

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



5. Calculation of registration fee:

(i)      Aggregate sale price of securities
         sold during the fiscal year pursuant
         to section 24(f):                                         $158,848,159
                                                                    -----------

(ii)     Aggregate price of securities
         redeemed or repurchased during the
         fiscal year:                               $ 39,719,681
                                                     -----------

(iii)    Aggregate price of securities
         redeemed or repurchased during any
         PRIOR fiscal year ending no earlier
         than October 11, 1995 that were not
         previously used to reduce registration
         fees payable to the Commission:            $ None
                                                     -----

(iv)     Total available redemption credits
         [add Items 5(ii) and 5(iii)]:                             -$ 39,719,681
                                                                     -----------

(v)      Net sales -- if Item 5(i) is greater
         than Item 5(iv) [subtract Item 5(iv)
         from Item 5(i)]:                                           $119,128,478
                                                                     -----------

(vi)     Redemption credits available for use in
         future years -- if Item 5(i) is less than
         Item 5(iv) [subtract Item 5(iv) from
         Item 5(i)]:                                $ None
                                                     -----

(vii)    Multiplier for determining registration
         fee (See instruction C.9):                                    x.000295
                                                                      ---------

(viii)   Registration fee due [multiply
         Item 5(v) by Item 5(vii)](enter
         "0" if no fee is due):                                      =$35,142.90
                                                                       =========


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6.       Prepaid Shares

         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: None. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: None.

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7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                            +$  120.31
                                                             ---------

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8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                           =$35,263.21
                                                            ----------

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9.       Date the registration fee and any interest payment was sent to the
         Commission's lockbox depository: July 22, 1998

              Method of Delivery:

                                    [X]Wire Transfer
                                    [ ]Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
                                /s/ John F. Splain
                                   ------------------------------------
                                   John F. Splain, Secretary
                                   ------------------------------------

Date  July 22, 1998
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*Please print the name and title of the signing officer below the signature.